DEFERRED INCOME TAXES - Changes in Net Deferred Income Tax Assets / (Liabilities) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant components of deferred tax assets and liabilities [line items]
At January 1	€ 183	€ 161
Recognized in Profit or loss	(29)	31
Recognized in OCI	(13)	(2)
FX	7	(7)
At December 31	148	183
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
At January 1	(106)	(99)
Recognized in Profit or loss	(10)	(16)
Recognized in OCI	0	0
FX	(8)	9
At December 31	(124)	(106)
Inventories
Significant components of deferred tax assets and liabilities [line items]
At January 1	5	8
Recognized in Profit or loss	(2)	(3)
Recognized in OCI	0	0
FX	0	0
At December 31	3	5
Pensions
Significant components of deferred tax assets and liabilities [line items]
At January 1	126	127
Recognized in Profit or loss	5	(1)
Recognized in OCI	(17)	5
FX	5	(5)
At December 31	119	126
Derivative valuation
Significant components of deferred tax assets and liabilities [line items]
At January 1	(5)	6
Recognized in Profit or loss	(5)	(4)
Recognized in OCI	4	(7)
FX	0	0
At December 31	(6)	(5)
Tax losses carried forward
Significant components of deferred tax assets and liabilities [line items]
At January 1	116	75
Recognized in Profit or loss	(7)	49
Recognized in OCI	0	0
FX	8	(8)
At December 31	117	116
Other
Significant components of deferred tax assets and liabilities [line items]
At January 1	47	44
Recognized in Profit or loss	(10)	6
Recognized in OCI	0	0
FX	2	(3)
At December 31	€ 39	€ 47